3 - Marketable Debt Securities	12 Months Ended
Dec. 31, 2015
Notes
3 - Marketable Debt Securities

3.        MARKETABLE DEBT SECURITIES

           Debt securities available for sale are carried at estimated fair market value.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2015

Obligations of states and
political subdivisions	$ 138,123,137	$ 5,622,609	$ (212,362)	$ 143,533,384
Corporate securities	130,316	198,465	--	328,781
	$ 138,253,453	$ 5,821,074	$ (212,362)	$ 143,862,165

December 31, 2014
Obligations of states and
political subdivisions	$ 127,901,002	$ 4,885,012	$ (357,928)	$ 132,428,086
Corporate securities	130,316	288,671	--	418,987
	$ 128,031,318	$ 5,173,683	$ (357,928)	$ 132,847,073

Debt securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2015

Obligations of states and
political subdivisions	$ 17,058,181	$ 243,377	$ (130,505)	$ 17,171,053
December 31, 2014
Obligations of states and
political subdivisions	$ 22,762,252	$ 489,958	$ (122,589)	$ 23,129,621

             The amortized cost and estimated fair values of marketable debt securities at December 31, 2015, by contractual maturity, are shown below:

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$ 3,837,754	$ 4,073,213	$ 1,188,643	$ 1,193,954
Due after one year through five years	13,309,944	13,537,787	9,791,621	9,891,023
Due after five years through ten years	17,069,261	17,513,906	6,077,917	6,086,076
Due after ten years	104,036,494	108,737,259	--	--
	$ 138,253,453	$ 143,862,165	$ 17,058,181	$ 17,171,053

           The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2015:

	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 7,154,930	$ (75,054)	$ 4,287,447	$ (137,308)	$ 11,442,377	$ (212,362)

Held to Maturity:
Obligations of states and political subdivisions	4,471,673	(61,813)	1,406,089	(68,692)	5,877,762	(130,505)

Overall Total	$ 11,626,603	$ (136,867)	$ 5,693,536	$ (206,000)	$ 17,320,139	$ (342,867)

           The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2014:

	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 6,047,595	$ (115,227)	$ 12,257,317	$ (242,701)	$ 18,304,912	$ (357,928)

Held to Maturity:
Obligations of states and political subdivisions	1,970,828	(45,586)	1,387,733	(77,003)	3,358,561	(122,589)

Overall Total	$ 8,018,423	$ (160,813)	$ 13,645,050	$ (319,704)	$ 21,663,473	$ (480,517)

           The previous two tables represent 25 investments and 32 investments held by the Company at December 31, 2015 and 2014, respectively, the majority of which were rated “A+” or higher.  The unrealized losses on the Company’s investments were the result of interest rate increases over the previous years.  Based on the credit ratings of these investments, along with the consideration of whether  the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company did not consider the impairment of these investments to be other-than-temporary at December 31, 2015 or 2014.

           Proceeds from sales of securities during 2015 were $797,246.  Gross gains of $56,113 were realized on these sales. Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2015 were $14,540,000.  Gross gains of $13,859 were realized from these redemptions.

           Proceeds from sales of securities during 2014 were $0.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2014 were $18,350,000.  Gross gains of $9 were realized from these redemptions.